90096-P1 9/25

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED SEPTEMBER 30, 2025

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

EACH DATED MARCH 1, 2025, OF

CLEARBRIDGE INTERNATIONAL GROWTH FUND (THE “FUND”)

I.	Effective December 31, 2025, the following changes are made to the Fund’s Summary Prospectus and Prospectus:

a.	The following information is added to the table in the section titled “Management – Portfolio managers” in the Fund’s Summary Prospectus and Prospectus:

Portfolio manager	Title	Portfolio manager of the fund since
Michael Feldman, CFA	Director and Portfolio Manager of ClearBridge	December 2025

b.	The following information is added to the table in the section titled “More on fund management – Portfolio managers” in the Fund’s Prospectus:

Portfolio manager	Title and recent biography	Portfolio manager of the fund since
Michael Feldman, CFA

Mr. Feldman is a Director and Portfolio Manager of ClearBridge. He joined ClearBridge in 2018. Previously, he was an Equity Research Analyst at Nomura Instinet, an Equity Research Analyst at Bank of America Merrill Lynch, Investment Banking, and a Portfolio Implementation Associate at Franklin Templeton Private Portfolio Group. Mr. Feldman has a B.S. in finance from the State University of New York at Plattsburgh.

He has 17 years of investment industry experience.

December 2025

II.	Effective December 31, 2025, the following changes are made to the Fund’s SAI:

a.	The following information is added to the table with respect to the Fund in the section titled “Portfolio Managers – Other Accounts Managed by the Portfolio Managers” in the Fund’s SAI:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance Based (Billions) ($)
Michael Feldman*	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None
	Other Accounts	None	None	None	None

*	Information is as of September 15, 2025 and does not reflect additional accounts (including the Fund) for which Mr. Feldman will join the portfolio management team on December 31, 2025.

b.	The following information is added to the table with respect to the Fund in the section titled “Portfolio Managers – Portfolio Managers Securities Ownership” in the Fund’s SAI:

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Michael Feldman*	10,001-50,000

*	The information is as of September 15, 2025.

Please retain this supplement for future reference.

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